DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
Disclosure of detailed information about components of assets and liabilities held for sale [Table Text Block]
At date of disposition	March 30, 2023	August 14, 2023
	La Guitarra(1)	La Parrilla(2)
Cash and cash equivalents	$5,401	$-
Other Receivable	427	-
Inventory	440	854
Prepaid expenses and other	35	-
Mineral Property Interest	34,089	13,891
Property plant and equipment	4,003	5,829
Other assets	40	680
Total assets	$44,435	$21,254
Trade Payables and accrued liabilities	$232	$-
Leases	21	519
Deferred tax liabilities	6,894	1,667
Decommissioning liabilities	2,951	4,167
Total liabilities	$10,098	$6,353
Net assets disposed	$34,337	$14,901

Loss on disposal	($1,378)	($1,646)
Total non-cash consideration	$33,172	$13,822

(1) On March 29, 2023, the Company completed the sale of La Guitarra to Sierra Madre Gold and Silver Ltd. As such, the assets and liabilities were derecognized after disposition.

(2) On August 14, 2023, the Company completed the sale of La Parrilla to Silver Storm Mining Ltd. (formerly Golden Tag Resources Ltd.). As such, the assets and liabilities were derecognized after disposition.